SCHEDULE OF MOVEMENTS IN DEFERRED TAX LIABILITIES (Details)	12 Months Ended
	Jun. 30, 2026 USD ($)	Jun. 30, 2026 HKD ($)	Jun. 30, 2025 HKD ($)
Income Tax Disclosure [Abstract]
Balance at beginning of the years	$ 657,489	$ 5,128,412
Additions arising from business combination	734,503	5,729,130	5,156,250
Credit to profit or loss	(51,343)	(400,479)	(27,838)
Balance at end of the years	$ 1,340,649	$ 10,457,063	$ 5,128,412